Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (18,851)	SFr (18,738)		SFr (18,738)
Balance at end of period	(17,504)	(18,851)		(17,504)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(95)	(62)	SFr (39)	(62)	SFr (35)
Increase/(decrease)	(66)	(47)	(8)	(113)	(16)
Increase/(decrease) due to equity method investments	(4)	1	0	(3)	0
Reclassification adjustments, included in net income	60	13	18	73	22
Cumulative effect of accounting changes, net of tax		0		0
Total increase/(decrease)	(10)	(33)	10	(43)	6
Balance at end of period	(105)	(95)	(29)	(105)	(29)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13,612)	(13,119)	(12,591)	(13,119)	(12,095)
Increase/(decrease)	562	(493)	(1,096)	69	(1,615)
Increase/(decrease) due to equity method investments	0	0	1	0	1
Reclassification adjustments, included in net income	(2)	0	0	(2)	23
Cumulative effect of accounting changes, net of tax		0		0
Total increase/(decrease)	560	(493)	(1,095)	67	(1,591)
Balance at end of period	(13,052)	(13,612)	(13,686)	(13,052)	(13,686)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	21	48	59	48	61
Increase/(decrease)	(1)	(6)	(5)	(7)	(7)
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	(7)	0	0	(7)	0
Cumulative effect of accounting changes, net of tax		(21)		(21)
Total increase/(decrease)	(8)	(27)	(5)	(35)	(7)
Balance at end of period	13	21	54	13	54
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(3,503)	(3,583)	(4,175)	(3,583)	(4,278)
Increase/(decrease)	1	10	2	11	25
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	72	70	80	142	160
Cumulative effect of accounting changes, net of tax		0		0
Total increase/(decrease)	73	80	82	153	185
Balance at end of period	(3,430)	(3,503)	(4,093)	(3,430)	(4,093)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	491	522	604	522	643
Increase/(decrease)	0	0	0	0	0
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	(29)	(31)	(28)	(60)	(67)
Cumulative effect of accounting changes, net of tax		0		0
Total increase/(decrease)	(29)	(31)	(28)	(60)	(67)
Balance at end of period	462	491	576	462	576
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,153)	(2,544)	(1,081)	(2,544)	(568)
Increase/(decrease)	733	384	(628)	1,117	(1,141)
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	28	7	(2)	35	(2)
Cumulative effect of accounting changes, net of tax		0		0
Total increase/(decrease)	761	391	(630)	1,152	(1,143)
Balance at end of period	(1,392)	(2,153)	(1,711)	(1,392)	(1,711)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(18,851)	(18,738)	(17,223)	(18,738)	(16,272)
Increase/(decrease)	1,229	(152)	(1,735)	1,077	(2,754)
Increase/(decrease) due to equity method investments	(4)	1	1	(3)	1
Reclassification adjustments, included in net income	122	59	68	181	136
Cumulative effect of accounting changes, net of tax		(21)		(21)
Total increase/(decrease)	1,347	(113)	(1,666)	1,234	(2,617)
Balance at end of period	(17,504)	(18,851)	(18,889)	(17,504)	(18,889)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(15,932)		(15,932)
Balance at end of period	(14,949)			(14,949)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(51)		(51)	(16)
Increase/(decrease)				(113)	(16)
Increase/(decrease) due to equity method investments					0
Reclassification adjustments, included in net income				70	18
Cumulative effect of accounting changes, net of tax				0
Total increase/(decrease)				(43)	2
Balance at end of period	(94)		(14)	(94)	(14)
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(13,248)		(13,248)	(12,269)
Increase/(decrease)				57	(1,549)
Increase/(decrease) due to equity method investments					1
Reclassification adjustments, included in net income				(2)	23
Cumulative effect of accounting changes, net of tax				0
Total increase/(decrease)				55	(1,525)
Balance at end of period	(13,193)		(13,794)	(13,193)	(13,794)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		48		48	61
Increase/(decrease)				(6)	(7)
Increase/(decrease) due to equity method investments					0
Reclassification adjustments, included in net income				(7)	0
Cumulative effect of accounting changes, net of tax				(22)
Total increase/(decrease)				(35)	(7)
Balance at end of period	13		54	13	54
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(381)		(381)	(402)
Increase/(decrease)				(7)	0
Increase/(decrease) due to equity method investments					0
Reclassification adjustments, included in net income				22	25
Cumulative effect of accounting changes, net of tax				0
Total increase/(decrease)				15	25
Balance at end of period	(366)		(377)	(366)	(377)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		2		2	2
Increase/(decrease)				0	0
Increase/(decrease) due to equity method investments					0
Reclassification adjustments, included in net income				0	0
Cumulative effect of accounting changes, net of tax				0
Total increase/(decrease)				0	0
Balance at end of period	2		2	2	2
Bank | Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(2,302)		(2,302)	(618)
Increase/(decrease)				956	(923)
Increase/(decrease) due to equity method investments					0
Reclassification adjustments, included in net income				35	(2)
Cumulative effect of accounting changes, net of tax				0
Total increase/(decrease)				991	(925)
Balance at end of period	(1,311)		(1,543)	(1,311)	(1,543)
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		SFr (15,932)		(15,932)	(13,242)
Increase/(decrease)				887	(2,495)
Increase/(decrease) due to equity method investments					1
Reclassification adjustments, included in net income				118	64
Cumulative effect of accounting changes, net of tax				(22)
Total increase/(decrease)				983	(2,430)
Balance at end of period	SFr (14,949)		SFr (15,672)	SFr (14,949)	SFr (15,672)